UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Guild Investment Management, Inc.
Address: 12400 Wilshire Blvd., Suite 1080
         Los Angeles, CA  90025

13F File Number:  028-15164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Danaher
Title:     President / Chief Compliance Officer
Phone:     (310) 826-8600

Signature, Place, and Date of Signing:

 /s/  Anthony Danaher     Los Angeles, CA     April 18, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $122,744 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784      991    25540 SH       SOLE                    25540        0        0
AMERICAN RLTY CAP PPTYS INC    COM              02917t104     2434   165920 SH       SOLE                   165920        0        0
AMPIO PHARMACEUTICALS INC      COM              03209t109       96    21100 SH       SOLE                    21100        0        0
ANNALY CAP MGMT INC            COM              035710409     1147    72200 SH       SOLE                    72200        0        0
APPLE INC                      COM              037833100     1687     3812 SH       SOLE                     3812        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1329   109140 SH       SOLE                   109140        0        0
BELLATRIX EXPLORATION LTD      COM              078314101      322    50000 SH       SOLE                    50000        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     4664   113230 SH       SOLE                   113230        0        0
CALAMOS STRATEGIC TOTL RETN    COM SH BEN INT   128125101     1722   162310 SH       SOLE                   162310        0        0
COMCAST CORP NEW               CL A             20030n101      622    14820 SH       SOLE                    14820        0        0
DOLLAR GEN CORP NEW            COM              256677105      619    12240 SH       SOLE                    12240        0        0
EBAY INC                       COM              278642103      766    14120 SH       SOLE                    14120        0        0
ETFS GOLD TR                   SHS              26922y105    11311    71832 SH       SOLE                    71832        0        0
GILEAD SCIENCES INC            COM              375558103     1224    25000 SH       SOLE                    25000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805t105     3905   175430 SH       SOLE                   175430        0        0
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN   435763107     1394    34760 SH       SOLE                    34760        0        0
HOME DEPOT INC                 COM              437076102     4866    69730 SH       SOLE                    69730        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     1772    33220 SH       SOLE                    33220        0        0
ING ASIA PAC HGH DIVID EQ IN   COM              44983j107      523    32900 SH       SOLE                    32900        0        0
ISHARES INC                    MSCI THAI CAPPED 464286624      893     9800 SH       SOLE                     9800        0        0
ISHARES INC                    MSCI MEXICO CAP  464286822     3192    42790 SH       SOLE                    42790        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     5804    91550 SH       SOLE                    91550        0        0
KB HOME                        COM              48666k109     5348   245642 SH       SOLE                   245642        0        0
KCAP FINL INC                  COM              48668e101     1516   140740 SH       SOLE                   140740        0        0
KKR FINL HLDGS LLC             COM              48248a306     1514   136770 SH       SOLE                   136770        0        0
LOWES COS INC                  COM              548661107     3090    81480 SH       SOLE                    81480        0        0
MERITAGE HOMES CORP            COM              59001a102     1866    39820 SH       SOLE                    39820        0        0
NORTHSTAR RLTY FIN CORP        COM              66704r100     2698   284580 SH       SOLE                   284580        0        0
PEMBINA PIPELINE CORP          COM              706327103     2206    69820 SH       SOLE                    69820        0        0
PENNANTPARK INVT CORP          COM              708062104     1163   102945 SH       SOLE                   102945        0        0
PROSPECT CAPITAL CORPORATION   COM              74348t102     1892   173460 SH       SOLE                   173460        0        0
RADIAN GROUP INC               COM              750236101      838    78200 SH       SOLE                    78200        0        0
ROSS STORES INC                COM              778296103      634    10455 SH       SOLE                    10455        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     1177    64660 SH       SOLE                    64660        0        0
SILVER WHEATON CORP            COM              828336107      371    11850 SH       SOLE                    11850        0        0
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109    21371   147060 SH       SOLE                   147060        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107      876     5670 SH       SOLE                     5670        0        0
SPDR SERIES TRUST              S&P REGL BKG     78464A698     2501    78660 SH       SOLE                    78660        0        0
SPROTT PHYSICAL GOLD TRUST     UNIT             85207h104     1408   104030 SH       SOLE                   104030        0        0
U S AIRWAYS GROUP INC          COM              90341W108     2210   130250 SH       SOLE                   130250        0        0
UNITED RENTALS INC             COM              911363109     1375    25022 SH       SOLE                    25022        0        0
UNITED STATES NATL GAS FUND    UNIT PAR $0.001  912318201     1313    60000 SH       SOLE                    60000        0        0
VALERO ENERGY CORP NEW         COM              91913y100     1820    40000 SH       SOLE                    40000        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844     4914    74790 SH       SOLE                    74790        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717x867     3922    74660 SH       SOLE                    74660        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717w315     5438    98765 SH       SOLE                    98765        0        0